Lincoln Bain Capital Total Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Investments(1)	Industry	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)	Maturity Date	Par Amount/ Unit	Cost(3)	Fair Value	% of Net Assets
Collateralized Mortgage Obligations - 7.5%
Barclays Commercial Mortgage Securities Trust
Series 2023-5C23, Class C	Asset-Backed Securities			7.70%	12/15/2056	1,500,000	$1,469,526	$1,447,809	0.4%
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class B	Asset-Backed Securities			4.80%	2/10/2049	1,000,000	947,615	957,861	0.3%
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class C	Asset-Backed Securities			3.84%	7/10/2049	2,150,000	1,995,280	1,971,111	0.6%
Citigroup Commercial Mortgage Trust
Series 2020-555, Class E	Asset-Backed Securities			3.62%	12/10/2041	2,200,000	1,987,458	1,963,576	0.6%
Cross Mortgage Trust
Series 2026-NQM7, Class B1	Asset-Backed Securities			6.81%	6/25/2071	400,000	396,957	396,470	0.1%
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D	Asset-Backed Securities			4.89%	1/15/2049	1,700,000	1,410,506	1,449,624	0.4%
GS Mortgage Securities Corp Trust
Series 2013-PEMB, Class A	Asset-Backed Securities			3.67%	3/5/2033	2,350,000	1,962,003	1,939,005	0.6%
GS Mortgage-Backed Securities Trust
Series 2025-DSC1, Class B2	Asset-Backed Securities			7.14%	6/25/2065	250,000	247,969	247,438	0.1%
GS Mortgage-Backed Securities Trust
Series 2026-NQM3, Class B1	Asset-Backed Securities			7.02%	5/25/2066	500,000	497,936	497,705	0.1%
GS Mortgage-Backed Securities Trust
Series 2026-NQM3, Class B2	Asset-Backed Securities			7.18%	5/25/2066	550,000	533,139	530,912	0.2%
GS Mortgage-Backed Securities Trust
Series 2026-NQM4, Class B1	Asset-Backed Securities			7.11%	6/25/2066	500,000	499,991	499,210	0.1%
GS Mortgage-Backed Securities Trust
Series 2026-NQM4, Class B2	Asset-Backed Securities			7.13%	6/25/2066	850,000	819,339	818,619	0.2%
HOMES Trust
Series 2025-NQM4, Class B2	Asset-Backed Securities			7.23%	8/25/2070	1,517,000	1,495,439	1,497,898	0.4%
HOMES Trust
Series 2026-NQM3, Class B2	Asset-Backed Securities			6.85%	4/27/2071	1,057,000	1,012,080	1,005,176	0.3%
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class B	Asset-Backed Securities			4.24%	7/15/2048	2,000,000	1,893,235	1,901,179	0.6%
LSTAR Commercial Mortgage Trust
Series 2017-5, Class D	Asset-Backed Securities			4.83%	3/10/2050	1,750,000	1,457,552	1,532,631	0.5%
Magen Capital Group Trust
Series 2026-RTL1, Class M	Asset-Backed Securities			9.06%	3/25/2031	1,000,000	999,995	997,769	0.3%
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class C	Asset-Backed Securities			4.09%	4/15/2048	50,000	42,541	42,042	0.0%
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C31, Class C	Asset-Backed Securities			4.36%	11/15/2049	1,300,000	1,208,660	1,213,976	0.4%
Morgan Stanley Capital I Trust
Series 2015-MS1, Class D	Asset-Backed Securities			4.16%	5/15/2048	500,000	404,296	393,548	0.1%
New Residential Mortgage Loan Trust
Series 2026-NQM5, Class B2	Asset-Backed Securities			6.59%	4/25/2066	1,263,000	1,211,243	1,206,878	0.4%
Verus Securitization Trust
Series 2026-2, Class B2	Asset-Backed Securities			6.87%	2/25/2071	100,000	97,769	97,058	0.0%
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class D	Asset-Backed Securities			3.85%	11/15/2048	1,216,000	1,108,778	1,087,399	0.3%
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C	Asset-Backed Securities			4.43%	9/15/2048	1,337,004	1,290,958	1,276,615	0.4%
Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class D	Asset-Backed Securities			3.12%	3/15/2059	250,986	230,562	244,383	0.1%
Collateralized Mortgage Obligations Total - 7.5%							$25,220,827	$25,215,892	7.5%

Common Stocks - 0.0%
Polar Technology Buyer Ltd.	Aerospace & Defense	(4)(11)				5,330	$5,330	$5,330	0.0%
Common Stocks Total - 0.0%							$5,330	$5,330	0.0%

Limited Partnership - 0.0%
BCC ESI Investments 3, LLC	Aerospace & Defense	(4)(11)				73,000	$73,000	$73,000	0.0%
Limited Partnership Total - 0.0%							$73,000	$73,000	0.0%

Lincoln Bain Capital Total Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Investments(1)	Industry	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)	Maturity Date	Par Amount/ Unit		Cost(3)	Fair Value	% of Net Assets
Loan Agreements - 59.3%
Delayed Draw Term Loan
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)(10)	S+ 5.75%	9.60%	3/27/2027		2,040,075	$2,040,075	$2,040,075	0.6%
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)(10)	S+ 5.75%	9.59%	3/27/2027		2,037,910	2,037,910	2,037,910	0.6%
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)(10)	S+ 5.75%	9.59%	3/27/2027		448,825	448,825	448,825	0.1%
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)	S+ 5.75%	9.58%	3/27/2027		4,997,733	4,922,767	4,997,733	1.5%
			P+ 4.75%	11.50%	3/27/2027
Alogent Holdings Inc.	Services: Business	(4)(5)(6)			1/21/2032		-	-	(20,920)	0.0%
Atlas Bidco Pty Ltd	Services: Consumer	(4)(5)(6)			6/20/2033	AUD	-	(3,081)	-	0.0%
Blackbird Purchaser Inc.	Capital Equipment	(5)(6)(10)			12/19/2030		-	(597)	(2,600)	0.0%
Discovery SL Management, LLC	Services: Business	(4)(5)(6)			3/18/2030		-	(536)	(561)	0.0%
Easy Ice, LLC	Services: Business	(4)(5)(6)(10)	S+ 5.37%	9.12%	10/30/2030		472,586	464,997	472,586	0.2%
ERA Industries, LLC	Aerospace & Defense	(4)(5)(6)	S+ 5.00%	8.69%	7/25/2030		1,696,272	1,686,411	1,696,272	0.5%
Harbor IT, LLC	High Tech Industries	(4)(5)(6)			3/13/2031		-	(5,328)	(21,310)	0.0%
HLSG Intermediate, LLC	Services: Business	(4)(5)(6)	S+ 4.75%	8.41%	2/2/2033		1,088,310	1,079,048	1,076,597	0.3%
ICAT Logistics, Inc.	Transportation: Cargo	(4)(5)(6)			3/1/2029		-	(24,825)	(34,528)	0.0%
Lightspeed Buyer Inc.	Healthcare & Pharmaceuticals	(4)(5)(6)			2/6/2032		-	(3,558)	(10,160)	0.0%
Margaux Acquisition Inc.	Insurance	(4)(10)	S+ 4.75%	8.63%	12/19/2027		789,505	789,505	789,505	0.2%
Margaux Acquisition Inc.	Insurance	(10)	S+ 4.75%	8.63%	12/19/2027		324,805	324,805	324,750	0.1%
Mecp1 Reno 1, LLC	Telecommunications	(4)(5)(6)	S+ 3.75%	7.39%	12/18/2028		2,291,821	1,929,921	1,929,921	0.6%
Mid-Atlantic Solutions, Inc.	Services: Business	(4)(5)(6)			4/5/2032		-	(3,958)	(4,125)	0.0%
Monarch Collective Holding LLC	Services: Consumer	(4)(5)(6)	S+ 5.00%	8.74%	3/17/2032		6,613	1,089	(4,436)	0.0%
Morrow Sodali Global LLC	Services: Business	(4)(5)(6)			10/25/2029		-	(6,495)	-	0.0%
ORBCOMM Inc.	High Tech Industries	(4)(5)(6)	S+ 5.25%	8.89%	4/27/2032		128,252	125,401	125,962	0.0%
Orchard Park BidCo, Inc.	Consumer goods: Non-durable	(4)(5)(6)			4/21/2033		-	(2,948)	(3,033)	0.0%
Paris Merger Sub Inc.	High Tech Industries	(4)(5)(6)			3/17/2033		-	(4,170)	(11,120)	0.0%
Sports Operating Holdings II, LLC	Media: Advertising, Printing & Publishing	(5)(6)			6/30/2032		-	(3,650)	(3,650)	0.0%
Titan Cloud Software, Inc.	High Tech Industries	(4)(5)(6)			9/7/2029		-	-	-	0.0%
TL Sapphire Holdings Inc.	Construction & Building	(4)(5)(6)	S+ 5.00%	8.66%	1/24/2033		442,340	438,790	436,018	0.1%
TVG Shelby Buyer Inc.	Healthcare & Pharmaceuticals	(4)(5)(6)(10)	S+ 5.50%	9.23%	3/27/2028		1,027,849	1,022,702	1,027,849	0.3%
Vessco Midco Holdings, LLC	Utilities: Water	(5)(6)(10)	S+ 4.50%	8.19%	7/24/2031		660,800	657,833	647,360	0.2%
Vessco Midco Holdings, LLC	Utilities: Water	(5)(6)	S+ 4.50%	8.37%	7/24/2031		-	(2,958)	(26,740)	0.0%
Wasabi Technologies LLC	High Tech Industries	(4)(5)(6)			4/8/2031		-	(19,986)	(20,950)	0.0%
								$17,887,989	$17,887,230	5.3%
Revolver
AeriTek Global CAD Acquisition Inc.	Capital Equipment	(4)(5)(6)	S+ 6.50%	10.16%	8/27/2030		67,932	$65,379	$64,354	0.0%
Alogent Holdings Inc.	Services: Business	(4)(5)(6)			1/21/2032		-	(2,766)	(5,960)	0.0%
AMI Buyer Inc.	Services: Business	(4)(5)(6)			10/17/2031		-	(3,826)	-	0.0%
ASP-R-PAC Acquisition CO LLC	Containers, Packaging, & Glass	(4)(5)(6)			12/31/2030		-	(1,805)	-	0.0%
Atlas Bidco Pty Ltd	Services: Consumer	(4)(5)(6)			6/20/2033	AUD	-	(2,154)	(1,322)	0.0%
Atlas US Finco Inc.	High Tech Industries	(4)(5)(6)			12/9/2028		-	-	-	0.0%
Blackbird Purchaser Inc.	Capital Equipment	(5)(6)	S+ 5.75%	9.44%	12/19/2029		156,642	155,548	141,248	0.1%
				5.75%	12/19/2029
Chase Industries, Inc.	Construction & Building	(4)(5)(6)	S+ 5.00%	8.65%	5/11/2029		67,689	54,490	58,890	0.0%
				5.00%	5/11/2029
Crow River Buyer Inc.	Services: Business	(4)(5)(6)			1/31/2029		-	-	-	0.0%
Discovery SL Management, LLC	Services: Business	(4)(5)(6)			3/18/2030		-	(350)	(175)	0.0%
DTIQ Technologies Inc.	Services: Business	(4)	S+ 7.50%	11.14%	9/30/2029		563,000	555,989	551,740	0.2%
Easy Ice, LLC	Services: Business	(4)(5)(6)	S+ 5.29%	9.06%	10/30/2030		91,626	86,473	91,626	0.0%
G3 Frax Acquisition LLC	High Tech Industries	(4)(5)(6)	S+ 6.00%	9.63%	1/30/2032		63,840	59,508	54,530	0.0%
Harbor IT, LLC	High Tech Industries	(4)(5)(6)	S+ 5.00%	8.64%	3/13/2031		142,133	139,468	136,803	0.1%
HLSG Intermediate, LLC	Services: Business	(4)(5)(6)			2/2/2033		-	(3,320)	(4,700)	0.0%
Kids2, LLC	Consumer goods: Durable	(4)(5)(6)	S+ 6.00%	9.73%	4/14/2031		113,600	102,240	102,240	0.0%
Lightspeed Buyer Inc.	Healthcare & Pharmaceuticals	(4)(5)(6)	S+ 4.75%	8.40%	2/6/2032		108,480	106,106	105,090	0.0%
Lindstrom, LLC	Wholesale	(4)(5)(6)			12/30/2032		-	(6,414)	(3,063)	0.0%
Margaux Acquisition Inc.	Insurance	(5)(6)	S+ 4.75%	8.63%	12/19/2027		96,620	96,620	84,449	0.0%
Mid-Atlantic Solutions, Inc.	Services: Business	(4)(5)(6)			4/5/2032		-	(3,958)	(4,125)	0.0%
Monarch Collective Holding LLC	Services: Consumer	(4)(5)(6)	S+ 5.00%	8.73%	3/17/2032		44,200	43,095	41,990	0.0%
Morrow Sodali Global LLC	Services: Business	(4)(5)(6)			10/25/2029		-	(6,580)	-	0.0%
ORBCOMM Inc.	High Tech Industries	(4)(5)(6)			4/27/2032		-	(5,333)	(5,497)	0.0%
Orchard Park BidCo, Inc.	Consumer goods: Non-durable	(4)(5)(6)			4/21/2033		-	(6,290)	(6,470)	0.0%
Paris Merger Sub Inc.	High Tech Industries	(4)(5)(6)			3/17/2033		-	(4,178)	(5,570)	0.0%
Phlur LLC	Consumer goods: Non-durable	(4)(5)(6)	S+ 5.25%	8.90%	5/3/2032		103,200	100,620	100,620	0.0%
Polar Technology Buyer Ltd.	Aerospace & Defense	(4)(5)(6)	SO+ 5.75%	9.48%	2/27/2032	GBP	17,600	23,321	23,054	0.0%
Saturn Purchaser Corp.	Aerospace & Defense	(4)(5)(6)			7/22/2030		-	-	-	0.0%
Shennong Buyer, Inc.	Beverage, Food, & Tobacco	(4)(5)(6)	S+ 5.00%	8.73%	5/6/2033		559,850	552,450	552,284	0.2%
Sports Operating Holdings II, LLC	Media: Advertising, Printing & Publishing	(5)(6)			6/30/2032		-	(5,475)	(5,475)	0.0%
TL Sapphire Holdings Inc.	Construction & Building	(4)(5)(6)			1/24/2033		-	(3,552)	(7,590)	0.0%
TVG Shelby Buyer Inc.	Healthcare & Pharmaceuticals	(4)(5)(6)			3/27/2028		-	-	-	0.0%
Varo ESI Buyer, LLC	Aerospace & Defense	(4)(5)(6)			5/10/2032		-	(1,455)	(1,455)	0.0%
Vatica Health, Inc.	Healthcare & Pharmaceuticals	(4)(5)(6)			10/29/2032		-	(4,248)	-	0.0%
Vessco Midco Holdings, LLC	Utilities: Water	(5)(6)			7/24/2031		-	(1,003)	(6,317)	0.0%
Wasabi Technologies LLC	High Tech Industries	(4)(5)(6)			4/8/2031		-	(5,781)	(6,060)	0.0%
								$2,072,819	$2,045,139	0.6%

Lincoln Bain Capital Total Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Investments(1)	Industry	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)	Maturity Date	Par Amount/ Unit		Cost(3)	Fair Value	% of Net Assets
Subordinated Debt
Allo Holdco Borrower LLC	Telecommunications	(4)(7)		15.50%	4/16/2032		5,449,363	$5,374,363	$5,367,622	1.6%
Ally Waste Services Intermediate, LLC	Services: Business	(4)(7)		14.50%	12/1/2032		3,125,000	3,094,145	3,093,750	0.9%
CWS Holdings I-A Corp.	Services: Consumer	(4)(7)		16.50%	7/19/2030		7,856,284	7,702,420	7,699,157	2.3%
								$16,170,928	$16,160,529	4.8%

Term Loan
1375 Mezz LLC	Real Estate	(4)(5)(6)	S+ 4.50%	8.16%	2/1/2029		411,889	$409,070	$408,599	0.1%
1375 Owner LLC	Real Estate	(4)	S+ 4.50%	8.17%	2/1/2029		3,877,500	3,860,885	3,858,113	1.1%
1375 Owner LLC	Real Estate	(4)(5)(6)	S+ 4.50%	8.16%	2/1/2029		114,740	113,028	112,742	0.0%
1375 Owner LLC	Real Estate	(4)(5)(6)	S+ 4.50%	8.15%	2/1/2029		16,229	15,927	15,876	0.0%
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)(10)	S+ 5.75%	9.63%	3/27/2027		400,864	400,864	400,864	0.1%
AeriTek Global CAD Acquisition Inc.	Capital Equipment	(4)(10)	S+ 6.75%	10.42%	8/27/2030		2,053,073	2,031,105	2,022,277	0.6%
Aeritek Global US Acq Inc.	Capital Equipment	(4)	S+ 6.75%	10.42%	8/27/2030		6,886,961	6,815,027	6,783,655	2.0%
Alogent Holdings Inc.	Services: Business	(4)(10)	S+ 6.50%	10.17%	1/21/2032		3,204,968	3,175,220	3,140,868	0.9%
AMI Buyer Inc.	Services: Business	(4)(10)	S+ 5.00%	8.70%	10/17/2031		4,308,463	4,281,364	4,308,463	1.3%
ASP-R-PAC Acquisition CO LLC	Containers, Packaging, & Glass	(4)(10)	S+ 5.25%	8.89%	12/31/2030		5,679,106	5,637,598	5,679,106	1.7%
Atlas Bidco Pty Ltd	Services: Consumer	(4)	BBSW+ 5.00%	9.51%	6/20/2033	AUD	1,529,081	1,067,238	1,053,366	0.3%
Atlas US Finco Inc.	High Tech Industries	(4)(10)	S+ 4.50%	8.16%	12/9/2029		4,321,030	4,321,030	4,321,030	1.3%
Blackbird Purchaser Inc.	Capital Equipment	(10)	S+ 5.75%	9.48%	12/19/2030		2,184,603	2,175,548	2,143,170	0.6%
Chase Industries, Inc.	Construction & Building	(4)	S+ 5.00%	8.67%	11/12/2029		2,657,217	2,617,359	2,630,645	0.8%
Crow River Buyer Inc.	Services: Business	(4)(10)	S+ 5.00%	8.66%	1/31/2029		3,969,291	3,969,291	3,969,291	1.2%
Discovery SL Management, LLC	Services: Business	(4)(10)	S+ 5.00%	8.66%	3/18/2030		1,737,886	1,721,267	1,729,196	0.5%
DTIQ Technologies Inc.	Services: Business	(4)(10)	S+ 7.50%	11.14%	9/30/2029		3,630,571	3,584,981	3,557,960	1.1%
Easy Ice, LLC	Services: Business	(4)(10)	S+ 5.25%	9.06%	10/30/2030		3,601,066	3,559,316	3,601,066	1.1%
Ergotron Acquisition LLC	Capital Equipment	(4)(10)	S+ 5.25%	8.89%	7/6/2028		4,916,435	4,916,435	4,916,435	1.5%
FBWS Development Senior LLC	Real Estate	(4)(5)(6)	S+ 3.25%	6.89%	3/16/2029		90,531	89,294	89,294	0.0%
FBWS Development Senior LLC	Real Estate	(4)(5)(6)	S+ 3.25%	6.89%	3/16/2029		2,534,191	2,520,902	2,520,902	0.7%
FC Dolmans B.V.	Environmental Industries	(4)	E+ 5.25%	7.54%	3/4/2033	EUR	343,035	395,300	389,012	0.1%
FC Dolmans B.V.	Environmental Industries	(4)(5)(6)	E+ 5.25%	7.54%	3/4/2033	EUR	51,127	58,178	56,864	0.0%
G3 Frax Acquisition LLC	High Tech Industries	(4)	S+ 6.00%	9.66%	1/30/2032		4,468,000	4,431,617	4,389,810	1.3%
Harbor IT, LLC	High Tech Industries	(4)(10)	S+ 5.00%	8.64%	3/13/2031		2,350,584	2,339,517	2,327,079	0.7%
HLSG Intermediate, LLC	Services: Business	(4)(10)	S+ 4.75%	8.42%	2/2/2033		2,706,218	2,687,104	2,679,155	0.8%
INW Manufacturing, LLC	Beverage, Food, & Tobacco	(4)(10)	S+ 5.75%	9.42%	1/23/2031		4,477,500	4,436,556	4,410,338	1.3%
Kids2, LLC	Consumer goods: Durable	(4)(10)	S+ 6.00%	9.67%	4/14/2031		5,957,000	5,899,931	5,897,429	1.7%
Lightspeed Buyer Inc.	Healthcare & Pharmaceuticals	(4)	S+ 4.75%	8.48%	2/6/2032		1,283,000	1,274,014	1,270,170	0.4%
Lindstrom, LLC	Wholesale	(4)(10)	S+ 5.50%	9.24%	12/30/2032		3,984,915	3,943,188	3,964,990	1.2%
Margaux Acquisition Inc.	Insurance	(4)(10)	S+ 4.75%	8.63%	12/19/2027		2,431,234	2,431,234	2,431,234	0.7%
Margaux Acquisition Inc.	Insurance	(10)	S+ 4.75%	8.63%	12/19/2027		288,188	288,188	288,139	0.1%
Margaux Acquisition Inc.	Insurance	(4)(10)	S+ 4.75%	8.63%	12/19/2027		801,536	801,536	801,536	0.2%
Mid-Atlantic Solutions, Inc.	Services: Business	(4)(10)	S+ 5.50%	9.17%	4/5/2032		3,703,718	3,685,950	3,685,199	1.1%
Monarch Collective Holding LLC	Services: Consumer	(4)(10)	S+ 5.00%	8.73%	3/17/2032		1,122,188	1,116,838	1,110,966	0.3%
Morrow Sodali Global LLC	Services: Business	(4)(10)	S+ 5.00%	8.62%	4/28/2028		3,539,762	3,522,606	3,539,762	1.0%
ORBCOMM Inc.	High Tech Industries	(4)(10)	S+ 5.25%	8.94%	4/27/2032		3,888,738	3,860,438	3,859,573	1.1%
Orchard Park BidCo, Inc.	Consumer goods: Non-durable	(4)(10)	S+ 5.00%	8.73%	4/21/2033		2,589,000	2,576,414	2,576,055	0.8%
Paris Merger Sub Inc.	High Tech Industries	(4)	S+ 4.75%	8.48%	3/17/2033		2,215,448	2,198,832	2,193,293	0.7%
Phlur LLC	Consumer goods: Non-durable	(4)(10)	S+ 5.25%	8.91%	5/3/2032		3,010,000	2,995,353	2,994,950	0.9%
Polar Technology Buyer Ltd.	Aerospace & Defense	(4)	S+ 5.75%	9.48%	2/27/2032		174,563	234,139	230,391	0.1%
Polar Technology Buyer Ltd.	Aerospace & Defense	(4)(5)(6)			2/27/2032	GBP	-	(1,662)	(1,161)	0.0%
Primeflight Acquisition LLC	Transportation: Consumer	(4)(10)	S+ 5.50%	9.16%	5/1/2029		3,928,254	3,928,254	3,928,254	1.2%
Primeflight Acquisition LLC	Transportation: Consumer	(4)(10)	S+ 5.50%	9.23%	5/1/2029		995,643	995,643	995,643	0.3%
RCP NATS Purchaser LLC 2026 1st Amd Inc.	Healthcare & Pharmaceuticals	(4)(10)	S+ 5.00%	8.70%	3/19/2032		4,925,280	4,876,282	4,925,280	1.5%
Saturn Purchaser Corp.	Aerospace & Defense	(4)(10)	S+ 4.85%	8.51%	7/22/2030		4,305,760	4,305,760	4,305,760	1.3%
Shennong Buyer, Inc.	Beverage, Food, & Tobacco	(4)(10)	S+ 5.00%	8.73%	5/6/2033		6,405,812	6,374,455	6,373,783	1.9%
Sports Operating Holdings II, LLC	Media: Advertising, Printing & Publishing	(10)	S+ 5.25%	8.89%	6/30/2032		7,327,000	7,290,380	7,290,380	2.2%
Substantial Holdco Limited	Telecommunications	(4)(5)(6)(7)		12.00%	4/20/2030	GBP	1,964,750	2,580,922	2,582,155	0.8%
Titan Cloud Software, Inc.	High Tech Industries	(4)	S+ 5.75%	9.43%	9/7/2029		710,627	707,291	710,627	0.2%
TL Sapphire Holdings Inc.	Construction & Building	(4)(10)	S+ 5.00%	8.66%	1/24/2033		3,472,298	3,456,029	3,437,575	1.0%
TVG Shelby Buyer Inc.	Healthcare & Pharmaceuticals	(4)(10)	S+ 5.50%	9.23%	3/27/2028		1,953,106	1,953,106	1,953,106	0.6%
Vacation Rental Brands LLC	Hotel, Gaming, & Leisure	(4)	S+ 5.25%	8.98%	5/6/2032		6,909,280	6,860,626	6,909,279	2.1%
Varo ESI Buyer, LLC	Aerospace & Defense	(4)(10)	S+ 5.50%	9.15%	5/10/2032		1,457,000	1,449,888	1,449,715	0.4%
Vatica Health, Inc.	Healthcare & Pharmaceuticals	(4)(10)	S+ 4.25%	7.98%	10/29/2032		4,656,270	4,614,001	4,656,270	1.4%
Vessco Midco Holdings, LLC	Utilities: Water	(10)	S+ 4.50%	8.14%	7/24/2031		2,015,000	2,006,005	1,974,700	0.6%
Vessco Midco Holdings, LLC	Utilities: Water	(10)	S+ 4.50%	8.19%	7/24/2031		1,375,000	1,368,915	1,347,500	0.4%
Wasabi Technologies LLC	High Tech Industries	(4)(10)	S+ 6.50%	10.23%	4/8/2031		4,609,000	4,521,060	4,516,820	1.3%
								$163,746,637	$163,714,549	48.6%
Loan Agreements Total - 59.3%								$199,878,373	$199,807,447	59.3%

Money Market Fund - 12.1%
JPMorgan U.S. Government Money Market Fund		(8)		3.60%			4,162,502	$4,162,502	$4,162,502	1.3%
State Street Institutional U.S. Government Money Market Fund Premier Class		(8)		3.58%			36,446,073	36,446,073	36,446,073	10.8%
Money Market Fund Total - 12.1%								$40,608,575	$40,608,575	12.1%

Lincoln Bain Capital Total Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Investments(1)	Industry	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)	Maturity Date	Par Amount/ Unit	Cost(3)	Fair Value	% of Net Assets
Non-Agency Asset Backed Securities - 35.9%
1988 CLO Ltd.
Series 2023-2A, Class SUB	Asset-Backed Securities	(9)		17.87%	4/15/2038	250,000	$129,948	$120,294	0.0%
Absolute Issuer Co. LLC
Series 6, Class B	Finance	(4)	E+ 3.25%	5.45%	6/3/2034	250,000	289,963	285,650	0.1%
Absolute Issuer Co. LLC
Series 6, Class C	Finance	(4)	E+ 5.50%	7.70%	6/3/2034	4,858,816	5,635,501	5,551,683	1.6%
AGL CLO Ltd.
Series 2020-6A, Class ER2	Asset-Backed Securities		S+ 6.61%	10.29%	4/20/2038	250,000	206,343	209,943	0.1%
AGL CLO Ltd.
Series 2022-17A, Class ER	Asset-Backed Securities		S+ 4.65%	8.32%	1/21/2035	200,000	166,408	171,060	0.0%
AGL CLO Ltd.
Series 2024-32A, Class E	Asset-Backed Securities		S+ 5.75%	9.42%	7/21/2037	250,000	239,254	237,112	0.1%
American Money Management Corp
Series 2023-26A, Class ER	Finance		S+ 6.50%	10.17%	4/15/2036	2,000,000	2,000,000	2,001,096	0.6%
Anchorage Credit Funding Ltd.
Series 2021-13A, Class SUB	Finance	(9)		30.56%	7/27/2039	750,000	427,784	437,323	0.1%
Apex Credit CLO Ltd.
Series 2019-1A, Class ERR	Asset-Backed Securities		S+ 8.13%	11.81%	7/18/2037	100,000	63,934	61,323	0.0%
Apex Credit CLO Ltd.
Series 2020-1A, Class DR3	Asset-Backed Securities		S+ 4.00%	7.68%	4/20/2035	250,000	238,633	240,867	0.1%
Apidos CLO Ltd.
Series 2024-51A, Class SUB	Asset-Backed Securities	(9)		10.48%	1/20/2038	600,000	440,837	368,757	0.1%
Arbour CLO Ltd.
Series -9A, Class E	Asset-Backed Securities		E+ 5.79%	7.99%	4/15/2034	700,000	797,606	795,262	0.2%
Ares CLO Ltd.
Series 2015-2A, Class SUB	Asset-Backed Securities	(9)		9.94%	7/17/2038	699,700	415,517	285,691	0.1%
Ares CLO Ltd.
Series 2017-44A, Class DRR	Asset-Backed Securities		S+ 6.25%	9.92%	4/15/2034	600,000	600,000	561,466	0.2%
Ares CLO Ltd.
Series 2019-54A, Class SUB	Asset-Backed Securities	(9)		10.59%	7/15/2038	5,986,858	2,823,457	1,998,841	0.6%
Ares CLO Ltd.
Series 2021-62A, Class ER	Asset-Backed Securities		S+ 6.00%	9.67%	1/25/2034	1,100,000	1,100,000	1,005,754	0.3%
Ares CLO Ltd.
Series 2022-65A, Class ER	Asset-Backed Securities		S+ 6.40%	10.07%	7/25/2034	250,000	237,103	237,603	0.1%
Avoca CLO Ltd.
Series -14A, Class FRR	Asset-Backed Securities		E+ 8.22%	10.42%	7/15/2039	1,050,000	1,219,588	1,179,986	0.3%
Barings CLO Ltd.
Series 2021-2A, Class ER	Asset-Backed Securities		S+ 6.30%	9.97%	7/15/2034	1,000,000	1,000,000	946,799	0.3%
Barings CLO Ltd.
Series 2021-3A, Class E	Asset-Backed Securities		S+ 6.91%	10.59%	1/18/2035	250,000	196,553	192,269	0.1%
Barings CLO Ltd.
Series 2025-6A, Class SUB	Asset-Backed Securities	(9)		13.76%	1/14/2039	1,950,000	1,649,700	1,415,274	0.4%
Barings Euro CLO Designated Activity Company
Series 2023-1A, Class FR	Asset-Backed Securities		E+ 7.83%	9.98%	7/30/2038	250,000	266,638	270,084	0.1%
Battalion CLO XXI Ltd.
Series 2021-21A, Class D	Asset-Backed Securities		S+ 3.56%	7.23%	7/15/2034	250,000	230,868	239,679	0.1%
BBAM European CLO Ltd.
Series -4A, Class FR	Asset-Backed Securities		E+ 8.18%	10.35%	10/26/2038	950,000	1,095,552	1,074,329	0.3%
Benefit Street Partners CLO Ltd.
Series 2025-39A, Class E	Asset-Backed Securities		S+ 4.50%	8.17%	4/15/2038	2,850,000	2,858,288	2,758,116	0.8%
Benefit Street Partners CLO XXXIV Ltd.
Series 2024-34A, Class E	Asset-Backed Securities		S+ 6.70%	10.37%	7/25/2037	500,000	510,073	500,009	0.1%
Bluemountain CLO Ltd.
Series 2021-32A, Class DR	Asset-Backed Securities		S+ 3.10%	6.77%	10/15/2034	4,000,000	4,000,000	3,990,252	1.2%
Canyon Capital CLO Ltd.
Series 2021-4A, Class ER	Asset-Backed Securities		S+ 6.00%	9.67%	10/15/2034	150,000	150,000	129,944	0.0%
Captree Park CLO, Ltd.
Series 2024-1A, Class E	Asset-Backed Securities		S+ 6.00%	9.68%	7/20/2037	100,000	94,081	95,338	0.0%
Carlyle Global Market Strategies Ltd.
Series 2022-6A, Class ER2	Finance		S+ 5.40%	9.07%	10/25/2038	1,400,000	1,402,086	1,361,534	0.4%
Carlyle Global Market Strategies Ltd.
Series 2021-9A, Class ER	Finance		S+ 6.40%	10.08%	10/20/2034	1,300,000	1,291,696	1,242,735	0.4%
Carlyle US CLO, Ltd.
Series 2023-3A, Class ER	Asset-Backed Securities		S+ 5.40%	9.07%	10/15/2040	150,000	143,919	145,987	0.0%
Carvana Auto Receivables Trust
Series 2025-P4, Class R	Finance	(9)		21.91%	11/10/2033	3,066	1,526,018	1,508,103	0.4%
Carvana Auto Receivables Trust
Series 2026-P1, Class R	Finance	(9)		14.80%	3/10/2034	5,000	2,620,953	2,511,201	0.7%
Carvana Auto Receivables Trust
Series 2026-P2, Class R	Finance	(9)		15.56%	6/12/2034	1,650	812,988	840,394	0.2%
CBAMR Ltd.
Series 2019-11RA, Class ER	Finance		S+ 6.25%	9.93%	3/20/2038	2,000,000	2,000,000	1,991,086	0.6%
CBAMR Ltd.
Series 2021-14A, Class ER	Finance		S+ 6.20%	9.88%	10/20/2038	650,000	650,000	635,834	0.2%
Cedar Funding Ltd.
Series 2016-6A, Class ER3	Finance		S+ 6.25%	9.93%	4/20/2034	300,000	300,000	280,602	0.1%
Cedar Funding Ltd.
Series 2023-17A, Class ER	Finance		S+ 6.50%	10.18%	7/20/2038	900,000	900,000	863,369	0.3%
Cedar Funding Ltd.
Series 2024-18A, Class E	Finance		S+ 6.65%	10.32%	4/23/2037	250,000	253,965	249,984	0.1%
CIFC Funding Ltd.
Series 2017-5A, Class SUB	Finance	(9)		9.77%	7/17/2037	1,500,000	508,679	361,738	0.1%
CIFC Funding Ltd.
Series 2019-7A, Class SUBR	Finance	(9)		13.17%	10/19/2038	10,900,000	4,064,295	3,690,402	1.0%
CIFC Funding Ltd.
Series 2023-1A, Class ER	Finance		S+ 4.70%	8.37%	10/15/2038	850,000	847,899	831,437	0.2%

Lincoln Bain Capital Total Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Investments(1)	Industry	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)	Maturity Date	Par Amount/ Unit	Cost(3)	Fair Value	% of Net Assets
CIFC Funding Ltd.
Series 2025-6A, Class SUB	Finance	(9)		15.38%	10/23/2038	2,500,000	$1,911,016	$1,877,131	0.6%
CIFC Funding Ltd.
Series 2026-2A, Class E	Finance		S+ 4.95%	8.68%	7/19/2039	1,950,000	1,950,000	1,950,000	0.6%
Clermont Park CLO Ltd.
Series 2025-1A, Class E	Asset-Backed Securities		S+ 5.50%	9.17%	4/24/2038	2,000,000	2,031,848	1,986,442	0.6%
Clover CLO LLC
Series 2021-3A, Class ER	Asset-Backed Securities		S+ 4.90%	8.57%	1/25/2035	250,000	230,288	227,130	0.1%
Contego CLO DAC Ltd.
Series -6A, Class ER	Asset-Backed Securities		E+ 6.40%	8.60%	4/15/2034	650,000	760,831	734,142	0.2%
Crown Point CLO Ltd.
Series 2021-11A, Class ER	Asset-Backed Securities		S+ 6.15%	9.83%	2/28/2038	250,000	234,543	249,380	0.1%
Deutsche Bank AG CRFT
Series 2025-2A, Class CLN	Finance	(4)	S+ 7.25%	10.88%	1/21/2035	2,300,000	2,310,953	2,320,240	0.7%
Deutsche Bank AG CRFT
Series 2026-1A, Class CLN	Finance	(4)	S+ 7.00%	10.73%	10/21/2035	2,550,000	2,550,000	2,550,765	0.7%
Diameter Capital CLO Ltd.
Series 2024-7A, Class D	Asset-Backed Securities		S+ 6.10%	9.78%	7/20/2037	1,050,000	1,069,851	1,050,000	0.3%
Diameter Capital CLO Ltd.
Series 2024-7A, Class SUB	Asset-Backed Securities	(9)		9.55%	7/20/2037	2,100,000	1,682,372	1,363,544	0.4%
Dryden Leveraged Loan CDO
Series 2020-79A, Class ER	Finance		E+ 6.47%	8.71%	1/18/2035	600,000	685,703	650,489	0.2%
Eaton Vance CLO, Ltd.
Series 2020-2A, Class ER2	Asset-Backed Securities		S+ 6.50%	10.17%	10/15/2037	250,000	236,238	237,360	0.1%
EJ Hugoton ABS Issuer LLC
Series 26-1A, Class A2	Finance			6.37%	10/10/2041	250,000	250,000	245,929	0.1%
EJ Hugoton ABS Issuer LLC
Series 26-1A, Class B	Finance			10.29%	12/10/2041	402,000	402,000	401,068	0.1%
EJ Hugoton ABS Issuer LLC
Series 26-1A, Class C	Finance			14.10%	12/10/2041	1,490,000	1,490,000	1,486,379	0.4%
Elmwood CLO 26 Ltd.
Series 2024-1A, Class ER	Asset-Backed Securities		S+ 6.18%	9.87%	4/18/2039	700,000	715,438	714,739	0.2%
Elmwood CLO 31 Ltd
Series 2024-7A, Class SUB	Asset-Backed Securities	(9)		11.39%	7/17/2037	2,850,000	1,924,518	1,752,928	0.5%
Euro-Galaxy CLO Ltd.
Series 2016-5A, Class ERR	Asset-Backed Securities		E+ 5.82%	8.10%	2/15/2034	350,000	398,067	389,962	0.1%
Goldentree Loan Management US
Series 2022-12A, Class DR	Finance		S+ 3.00%	6.68%	7/20/2037	350,000	351,672	350,337	0.1%
Golub Capital Partners CLO, Ltd.
Series 2024-76A, Class E	Asset-Backed Securities		S+ 5.75%	9.42%	10/25/2037	175,000	167,381	169,270	0.0%
Golub Capital Partners CLO, Ltd.
Series 2024-77A, Class E	Asset-Backed Securities		S+ 4.85%	8.52%	1/25/2038	150,000	142,034	143,549	0.0%
Greenacre Park CLO LLC
Series 2021-2A, Class ER	Asset-Backed Securities		S+ 6.00%	9.68%	7/20/2038	2,045,000	2,052,416	1,811,753	0.5%
Henley CLO X Designated Activity Company
Series -10A, Class FR	Asset-Backed Securities		E+ 8.30%	10.39%	7/20/2040	250,000	290,525	285,650	0.1%
Jamestown CLO Ltd.
Series 2021-16A, Class ER	Asset-Backed Securities		S+ 6.95%	10.62%	7/25/2034	400,000	393,576	360,807	0.1%
KKR Financial CLO Ltd.
Series -28A, Class ER2	Asset-Backed Securities		S+ 6.72%	10.40%	2/9/2035	1,700,000	1,664,419	1,632,638	0.4%
KKR Financial CLO Ltd.
Series -35A, Class ER	Asset-Backed Securities		S+ 4.90%	8.58%	1/20/2038	250,000	219,524	211,598	0.1%
KKR Financial CLO Ltd.
Series -38A, Class ER	Asset-Backed Securities		S+ 7.75%	11.42%	1/15/2038	1,925,000	1,925,000	1,876,074	0.6%
LCM Ltd.
Series -34A, Class D	Finance		S+ 3.61%	7.29%	10/20/2034	275,000	253,598	257,659	0.1%
Madison Park Euro Funding
Series -15A, Class FRR	Finance		E+ 8.25%	10.45%	7/15/2036	525,000	607,398	590,922	0.2%
Madison Park Funding Ltd.
Series 2020-45A, Class DRR	Finance		S+ 2.90%	6.57%	7/15/2034	600,000	568,381	577,051	0.2%
Madison Park Funding Ltd.
Series 2021-51A, Class ER	Finance		S+ 6.00%	9.68%	10/19/2038	850,000	783,473	764,591	0.2%
Madison Park Funding Ltd.
Series 2021-59A, Class BR	Finance		S+ 1.92%	5.60%	4/18/2037	400,000	402,737	400,409	0.1%
Marble Point CLO XXI Ltd.
Series 2021-3A, Class D2R	Asset-Backed Securities		S+ 4.75%	8.43%	10/17/2034	1,600,000	1,600,000	1,579,942	0.5%
Neuberger Berman CLO Ltd.
Series 2023-53A, Class SUB	Asset-Backed Securities	(9)		6.26%	10/24/2037	1,000,000	794,609	587,904	0.2%
Neuberger Berman CLO Ltd.
Series 2024-55A, Class ER	Asset-Backed Securities		S+ 5.60%	9.23%	4/22/2040	600,000	600,000	600,559	0.2%
North Westerly V Leveraged Loan Strategies CLO Designated Activity Company	Asset-Backed Securities		E+ 5.73%	7.84%	7/20/2039	2,550,000	2,897,361	2,899,065	0.9%
Northwoods Capital 21 Euro Designated Activity Company
Series 2020-21A, Class ER	Finance		E+ 6.06%	8.25%	7/22/2034	250,000	292,843	285,798	0.1%
Northwoods Capital Ltd.
Series 2019-18A, Class E	Finance		S+ 6.84%	10.48%	5/20/2032	530,000	508,605	415,155	0.1%
Oak Hill Credit Partners
Series 2012-7A, Class D1R4	Finance		S+ 2.50%	6.14%	2/20/2038	750,000	753,427	742,691	0.2%
OHA Credit Funding 26, Ltd.
Series 2026-26A, Class E	Finance		S+ 5.00%	8.78%	7/20/2039	550,000	550,000	550,040	0.2%
Oaktree CLO, Ltd.
Series 2020-1A, Class ERR	Asset-Backed Securities		S+ 5.00%	8.67%	1/15/2038	250,000	240,362	236,022	0.1%
OCP CLO, Ltd.
Series 2024-33A, Class ER	Asset-Backed Securities		S+ 5.25%	8.95%	7/20/2039	2,200,000	2,200,000	2,199,912	0.7%
OCP Euro CLO Ltd.
Series 2017-1A, Class FRR	Asset-Backed Securities		E+ 8.50%	10.64%	7/15/2038	2,000,000	2,328,899	2,257,341	0.7%
OFSI BSL XII Ltd.
Series 2023-12A, Class ER	Finance		S+ 6.60%	10.28%	1/20/2038	350,000	310,999	317,500	0.1%

Lincoln Bain Capital Total Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Investments(1)	Industry	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)	Maturity Date	Par Amount/ Unit	Cost(3)	Fair Value	% of Net Assets
Orchard Park CLO Ltd.
Series 2024-1A, Class E	Asset-Backed Securities		S+ 5.60%	9.28%	10/20/2037	200,000	$186,650	$190,356	0.1%
Otranto Park CLO Designated Activity Company
Series -1A, Class FR	Asset-Backed Securities		E+ 8.24%	10.44%	10/15/2039	500,000	548,946	535,726	0.2%
Pagaya AI Debt Grantor Trust
Series 2026-3, Class E	Finance			10.16%	12/15/2033	2,450,000	2,450,000	2,458,635	0.7%
Pagaya AI Debt Grantor Trust
Series 2026-4, Class E	Finance	(9)		10.73%	1/16/2034	3,000,000	3,000,000	2,997,104	0.9%
Palmer Square CLO, Ltd.
Series 2022-1A, Class ER	Asset-Backed Securities		S+ 5.20%	8.88%	10/20/2038	250,000	237,361	242,575	0.1%
Palmer Square CLO, Ltd.
Series 2023-1A, Class ER	Asset-Backed Securities		S+ 4.90%	8.58%	1/20/2038	450,000	445,599	434,722	0.1%
Palmer Square European CLO Ltd.
Series 2021-2A, Class FR	Asset-Backed Securities		E+ 8.34%	10.54%	3/15/2038	4,000,000	4,596,058	4,497,461	1.3%
Palmer Square European CLO Ltd.
Series 2024-1A, Class FR	Asset-Backed Securities		E+ 8.25%	10.45%	1/15/2039	1,250,000	1,467,376	1,406,469	0.4%
Peace Park CLO Ltd.
Series 2021-1A, Class D1R	Asset-Backed Securities		S+ 2.70%	6.38%	10/20/2038	250,000	238,765	237,453	0.1%
Peebles Park CLO Ltd.
Series 2024-1A, Class E	Asset-Backed Securities		S+ 6.45%	10.18%	4/21/2037	100,000	95,080	95,577	0.0%
Penta CLO SA
Series 2024-18A, Class F	Asset-Backed Securities		E+ 8.35%	10.55%	1/15/2038	550,000	639,036	628,368	0.2%
Pikes Peak CLO Ltd.
Series 2021-8A, Class ER	Asset-Backed Securities		S+ 5.75%	9.43%	1/20/2038	250,000	240,109	242,631	0.1%
Pikes Peak CLO Ltd.
Series 2021-8A, Class SUB	Asset-Backed Securities	(9)		11.32%	7/20/2034	3,100,000	1,659,420	1,161,531	0.3%
Pikes Peak CLO Ltd.
Series 2023-12A, Class ER	Asset-Backed Securities		S+ 5.00%	8.68%	4/20/2038	100,000	95,755	95,666	0.0%
Point Au Roche Park CLO, Ltd.
Series 2021-1A, Class ER	Asset-Backed Securities		S+ 4.90%	8.58%	1/20/2039	250,000	234,196	228,286	0.1%
Providus CLO IX Designated Activity Company
Series -9A, Class FR	Asset-Backed Securities		E+ 8.16%	10.40%	1/18/2038	250,000	286,437	280,038	0.1%
Providus CLO XII Designated Activity Company
Series -12A, Class F	Asset-Backed Securities		E+ 8.57%	10.81%	8/18/2038	250,000	295,129	283,139	0.1%
RAD CLO, Ltd.
Series 2024-28A, Class E	Asset-Backed Securities		S+ 5.25%	8.93%	4/20/2038	250,000	237,371	236,242	0.1%
Ravensdale Park CLO DAC
Series -1A, Class F	Asset-Backed Securities		E+ 7.35%	9.52%	4/25/2038	250,000	276,603	262,250	0.1%
Regatta Funding
Series 2018-1A, Class R1A	Finance	(9)		7.22%	7/17/2037	4,934,000	14,802	9,267	0.0%
Regatta Funding
Series 2018-1A, Class R2	Finance	(9)		7.22%	7/17/2037	4,934,000	148,020	136,915	0.0%
Regatta Funding
Series 2018-1A, Class SUB	Finance	(9)		7.22%	7/17/2037	2,700,000	654,025	297,612	0.1%
Regatta Funding
Series 2021-1A, Class ER	Finance		S+ 4.70%	8.37%	4/15/2038	250,000	234,836	236,030	0.1%
Regatta Funding
Series 2024-1A, Class D2R	Finance		S+ 4.90%	8.53%	7/26/2039	650,000	650,000	650,027	0.2%
Regatta Funding
Series 2024-1A, Class ER	Finance		S+ 5.71%	9.34%	7/26/2039	400,000	386,029	393,532	0.1%
Rockford Tower Europe CLO Ltd.
Series 2021-1A, Class F	Asset-Backed Securities		E+ 7.86%	10.10%	4/20/2034	1,500,000	1,720,915	1,711,591	0.5%
Rockland Park CLO, Ltd.
Series 2021-1A, Class ER	Asset-Backed Securities		S+ 5.70%	9.38%	7/20/2038	250,000	223,153	221,065	0.1%
Rockford Tower CLO, Ltd.
Series 2023-1A, Class ER	Asset-Backed Securities		S+ 6.95%	10.62%	3/15/2038	100,000	93,757	93,222	0.0%
Rockford Tower CLO, Ltd.
Series 2025-1A, Class E	Asset-Backed Securities		S+ 5.60%	9.27%	3/31/2038	650,000	578,254	594,272	0.2%
RR Ltd.
Series 2019-7A, Class D1B	Finance		S+ 6.50%	10.17%	1/15/2037	350,000	350,818	340,039	0.1%
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class G	Finance			10.66%	7/17/2034	800,000	800,000	800,775	0.2%
Saranac CLO Ltd.
Series 2020-8A, Class E	Asset-Backed Securities		S+ 8.38%	12.02%	2/20/2033	200,000	150,888	49,907	0.0%
Saratoga Investment Corp.
Series 2013-1A, Class ER3	Finance		S+ 7.76%	11.44%	4/20/2033	550,000	443,255	258,132	0.1%
Sculptor European CLO Ltd.
Series -9A, Class F	Asset-Backed Securities		E+ 9.01%	11.17%	12/31/2030	900,000	1,052,561	996,530	0.3%
Silver Point CLO Ltd.
Series 2025-10A, Class E	Asset-Backed Securities		S+ 5.80%	9.47%	7/15/2038	850,000	800,163	782,853	0.2%
Sixth Street CLO VIII Ltd.
Series 2017-8A, Class DR2	Asset-Backed Securities		S+ 6.75%	10.43%	10/20/2034	800,000	806,520	768,648	0.2%
Sixth Street CLO XVIII Ltd.
Series 2021-18A, Class ER	Asset-Backed Securities		S+ 4.85%	8.53%	10/17/2038	550,000	543,001	537,265	0.2%
Sixth Street CLO XVIII Ltd.
Series 2021-18A, Class SUB	Asset-Backed Securities	(9)		10.08%	10/17/2125	750,000	417,932	307,552	0.1%
Sound Point CLO XXXIII, Ltd.
Series 2022-1A, Class D	Asset-Backed Securities		S+ 3.30%	6.97%	4/25/2035	300,000	285,987	278,689	0.1%
St Pauls Clo Ltd.
Series -11A, Class E	Asset-Backed Securities		E+ 6.00%	8.24%	1/17/2032	250,000	285,544	274,617	0.1%
Symphony CLO XXXI, Ltd.
Series 2022-31A, Class ER	Asset-Backed Securities		S+ 5.00%	8.66%	1/22/2038	250,000	235,253	236,903	0.1%
Tallman Park CLO Ltd.
Series 2021-1A, Class ER	Asset-Backed Securities		S+ 6.00%	9.68%	7/20/2038	2,700,000	2,706,479	2,375,028	0.7%
Tikehau Ltd.
Series -13A, Class F	Finance		E+ 8.09%	10.29%	10/15/2038	800,000	890,968	890,540	0.3%
Trinitas CLO XXXI, Ltd.
Series 2024-31A, Class E	Asset-Backed Securities		S+ 5.95%	9.61%	1/22/2038	650,000	650,804	648,022	0.2%

Lincoln Bain Capital Total Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Investments(1)	Industry	Footnotes	Reference Rate and Spread(2)	Interest Rate(2)	Maturity Date	Par Amount/ Unit	Cost(3)	Fair Value	% of Net Assets
Trinitas CLO Ltd.
Series 2016-4A, Class ER	Asset-Backed Securities		S+ 6.56%	10.24%	10/18/2031	950,000	$944,320	$728,350	0.2%
Trinitas CLO Ltd.
Series 2020-14A, Class ER2	Asset-Backed Securities		S+ 6.75%	10.42%	1/25/2034	850,000	847,129	789,420	0.2%
Venture 31 CLO Ltd.
Series 2018-31A, Class D	Asset-Backed Securities		S+ 3.08%	6.76%	4/20/2031	2,200,000	2,002,000	2,153,752	0.6%
Vibrant CLO Ltd.
Series 2021-12A, Class DRR	Asset-Backed Securities		S+ 5.95%	9.63%	4/20/2034	250,000	250,000	232,959	0.1%
Voya Euro CLO Ltd.
Series -5A, Class E	Asset-Backed Securities		E+ 5.81%	8.01%	4/15/2035	500,000	571,192	566,255	0.2%
Non-Agency Asset Backed Securities Total- 35.9%							$127,107,528	$121,042,073	35.9%

Preferred Stocks - 1.3%
BCC AmeriQual Investments 3, LP	Beverage, Food, & Tobacco	(4)(7)		15.50%		4,531,788	$4,562,000	$4,486,470	1.3%
Preferred Stocks Total - 1.3%							$4,562,000	$4,486,470	1.3%

Private Asset Backed Securities - 1.3%
Mezzanine Tranche
Skywire Issuer, LLC
Class C Notes	Media: Broadcasting & Subscription	(4)		9.50%	9/30/2055	4,500,000	$4,209,757	$4,266,000	1.3%
Private Asset Backed Securities Total - 1.3%							$4,209,757	$4,266,000	1.3%

Warrants - 0.0%
BCC AmeriQual Investments 3, LP
	Beverage, Food, & Tobacco	(4)(11)				6	$-	$-	0.0%
Warrants Total - 0.0%							$-	$-	0.0%

Total Investments -117.4%							$401,665,390	$395,504,787	117.4%
Liabilities Net Of Receivables and Other Assets - (17.4%)								$(58,504,022)	(17.4%)
Net Assets Applicable to 33,088,120 Shares Outstanding - 100.0%								$337,000,765	100.0%

(1)	Unless otherwise indicated, all investments held by the Fund are denominated in U.S. dollars. All investments are income producing unless otherwise indicated. Certain fund investments may be subject to contractual restrictions on sales. The total par amount is presented for loan investments.
(2)	Variable rate loans to the portfolio companies bear interest at a rate that is determined by reference to either Euribor (“E”), SONIA (“SO”), SOFR including SOFR adjustment, if any, (“S”), Prime Rate (“P”), or Australian Bank Bill Swap Rate (“BBSW”), at the borrower's option which generally resets periodically. S loans are typically indexed to 12 month, 6 month, 3 month, 1 month or 1 day S rates, E loans are typically indexed to 3 month, 1 month or 1 day rates, SO loans are typically indexed to 3 month, 1 month or 1 day rates, P loans are typically indexed to 3 month rates, and BBSW loans are typically indexed to 3 month or 1 month rates. For each such loan, the Fund has provided the interest rate in effect on the date presented.
(3)	The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on loan investments using the effective interest method in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
(4)	Investment valued using unobservable inputs (Level 3).
(5)	The Fund has an unfunded commitment to fund delayed draw and/or revolving senior secured loans. The interest rate for the unfunded portion will be determined at the time of funding. Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion.
(6)	Represents an unfunded loan commitment. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
(7)	Interest or dividend is paid-in-kind, in whole or in part, when applicable.
(8)	The rate shown is the annualized seven-day yield as of June 30, 2026.
(9)	Equity tranche. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the CLO structure. CLO tranches are generally issued at a discount and have no contractual principal and interest payments.
(10)	As of June 30, 2026, all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities pledged totaled $135,297,177 as of June 30, 2026.
(11)	Non-income producing.

Lincoln Bain Capital Total Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

The following foreign currency exchange contracts were outstanding at June 30, 2026:

Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	716,125	EUR	600,000	Wells Fargo Bank, National Association	09/15/2026	$28,367	$-
USD	3,388,722	EUR	2,870,000	Wells Fargo Bank, National Association	10/16/2026	94,416	-
EUR	1,910,000	USD	2,234,963	Wells Fargo Bank, National Association	10/16/2026	-	(42,585)
USD	1,092,048	EUR	920,000	Wells Fargo Bank, National Association	10/20/2026	35,837	-
USD	542,094	EUR	460,000	Wells Fargo Bank, National Association	10/22/2026	13,940	-
USD	9,470,001	EUR	8,050,000	Wells Fargo Bank, National Association	11/02/2026	222,580	-
USD	1,125,364	EUR	960,000	Wells Fargo Bank, National Association	11/06/2026	22,360	-
USD	1,991,613	EUR	1,700,000	Wells Fargo Bank, National Association	11/20/2026	37,107	-
USD	2,077,940	EUR	1,760,000	Wells Fargo Bank, National Association	12/11/2026	52,474	-
USD	2,089,403	GBP	1,560,000	Wells Fargo Bank, National Association	12/16/2026	19,777	-
USD	813,125	GBP	605,000	State Street Bank and Trust Company	12/16/2026	10,482	-
USD	5,413,547	EUR	4,576,000	Wells Fargo Bank, National Association	12/29/2026	142,919	-
USD	1,253,690	AUD	1,800,000	Wells Fargo Bank, National Association	04/07/2027	12,663	-
USD	10,295,496	EUR	8,750,000	State Street Bank and Trust Company	04/07/2027	174,044	-
AUD	1,800,000	USD	1,278,836	Wells Fargo Bank, National Association	04/07/2027	-	(37,809)
USD	1,119,275	AUD	1,600,000	State Street Bank and Trust Company	04/30/2027	16,412	-
Total Foreign Currency Exchange Contracts						$883,378	$(80,394)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

AUD - Australian Dollar

CLO - Collateralized Loan Obligations

CMO - Collateralized Mortgage Obligations

EUR - Euro

GBP - British Pound Sterling

USD - United States Dollar